Stock-based compensation - Fair value assumptions (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair value assumptions
Expected term (in years)	5 years 10 months 13 days	3 years 3 months 26 days
Minimum Risk-free interest rate (as a percent)	1.30%	0.00%
Maximum Risk-free interest rate (as a percent)	1.60%	0.60%
Minimum Expected volatility (as a percent)	78.10%	70.90%
Maximum Expected volatility (as a percent)	83.60%	73.40%